RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Disclosure Of Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS [Text Block]

11. RELATED PARTY TRANSACTIONS

Related party transactions not otherwise described in these consolidated financial statements are shown below. The remuneration of the Company's directors and other members of key management, being the Chief Executive Officer, Chief Financial Officer, and Chief Operating Officer who have the authority and responsibility for planning, directing and controlling the activities of the Company, consist of the following amounts:

	December 31,	December 31,	December 31,
	2020	2019	2018
Management compensation	$641,845	$540,692	$540,535
Management bonus*	28,423	496,894	70,035
Share-based expense**	335,155	255,902	262,261
Directors' fees	163,000	120,500	73,000
	$1,168,423	$1,413,988	$945,831

* The Company has management bonus agreements whereby 10% of the annual income before taxes, amortization and share-based expense is equally distributed to management.

** Share-based expense consists of the key management portion of the fair value of options granted calculated using the Black-Scholes option pricing model and does not include any cash compensation.

As at December 31, 2020, amounts due to related parties included accounts payable and accrued liabilities, which are unsecured and have no interest or specific terms of payments, of $28,423 (2019 - $537,644) consisting of $Nil (2019 - $40,750) for directors' fees and $28,423 (2019 - $496,894) for management bonus.